SCHEDULE II - Condensed Financial Information Of Registrant Condensed Statements Of Cash Flows (Parent Company) (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash Flows From Operating Activities:
Net income	$ 1,281,000,000	$ 1,165,400,000	$ 902,300,000
Adjustments to reconcile net income to net cash provided by operating activities:
Amortization of equity-based compensation	51,400,000	64,900,000	63,400,000
(Gains) losses on extinguishment of debt	4,800,000	4,300,000	1,800,000
Changes in:
Accounts payable, accrued expenses, and other liabilities	92,000,000	165,000,000	123,600,000
Income taxes	97,500,000	57,800,000	19,800,000
Other, net	(13,200,000)	(28,100,000)	(10,400,000)
Net cash provided by operating activities	1,725,600,000	1,899,900,000	1,691,400,000
Cash Flows From Investing Activities:
Net cash provided by (used in) investing activities	(836,900,000)	(1,356,500,000)	(264,900,000)
Cash Flows From Financing Activities:
Proceeds from exercise of stock options	0	0	500,000
Tax benefit from exercise/vesting of equity-based compensation	12,800,000	10,300,000	5,800,000
Net proceeds from debt issuance	344,700,000	0	0
Payment of debt	0	(150,000,000)	(350,000,000)
Reacquisition of debt	(48,900,000)	(58,100,000)	(32,500,000)
Acquisition of treasury shares	(271,400,000)	(273,400,000)	(174,200,000)
Net cash used in financing activities	(855,400,000)	(646,800,000)	(1,404,100,000)
Increase (decrease) in cash	33,300,000	(104,000,000)	23,400,000
Cash, Beginning of year	75,100,000	179,100,000	155,700,000
Cash, End of year	108,400,000	75,100,000	179,100,000
Parent Company
Cash Flows From Operating Activities:
Net income	1,281,000,000	1,165,400,000	902,300,000
Adjustments to reconcile net income to net cash provided by operating activities:
Undistributed (income) loss from subsidiaries	(358,300,000)	(117,500,000)	(193,100,000)
Amortization of equity-based compensation	2,200,000	2,100,000	2,000,000
(Gains) losses on extinguishment of debt	4,800,000	4,300,000	1,800,000
Changes in:
Intercompany receivable	(105,400,000)	(11,400,000)	(58,600,000)
Accounts payable, accrued expenses, and other liabilities	18,200,000	19,400,000	300,000
Income taxes	61,100,000	(55,800,000)	21,700,000
Other, net	400,000	(16,300,000)	(9,900,000)
Net cash provided by operating activities	904,000,000	990,200,000	666,500,000
Cash Flows From Investing Activities:
Additional investments in equity securities of consolidated subsidiaries	(21,100,000)	(13,900,000)	(36,100,000)
Investment in affiliate	0	(4,000,000)	0
(Paid to) received from investment subsidiary	(29,100,000)	(325,500,000)	773,700,000
Net cash provided by (used in) investing activities	(50,200,000)	(343,400,000)	737,600,000
Cash Flows From Financing Activities:
Proceeds from exercise of stock options	0	0	500,000
Tax benefit from exercise/vesting of equity-based compensation	12,800,000	10,300,000	5,800,000
Net proceeds from debt issuance	346,300,000	0	0
Payment of debt	0	(150,000,000)	(350,000,000)
Reacquisition of debt	(48,900,000)	(58,100,000)	(32,500,000)
Dividends paid to shareholders	(892,600,000)	(175,600,000)	(853,700,000)
Acquisition of treasury shares	(271,400,000)	(273,400,000)	(174,200,000)
Net cash used in financing activities	(853,800,000)	(646,800,000)	(1,404,100,000)
Increase (decrease) in cash	0	0	0
Cash, Beginning of year	0	0	0
Cash, End of year	$ 0	$ 0	$ 0